Combined Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Computation of Earnings Per Share
Earnings per share for total operations for the 12 months were as follows:

	€	€	€
	2019	2018 (Restated) (a)	2017 (Restated) (a)
Basic earnings per share	2.15	3.49	2.15
Diluted earnings per share	2.14	3.48	2.14
Underlying earnings per share	2.55	2.35	2.23

	Millions of share units
Calculation of average number of share units	2019	2018	2017
Average number of shares: NV	1,598.0	1,714.7	1,714.7
PLC	1,175.5	1,264.0	1,310.2
Less treasury shares held by employee share trusts and companies	(157.0)	(295.4)	(223.3)

Combined average number of share units – used for basic earnings per share	2,616.5	2,683.3	2,801.6
Add dilutive effect of share-based compensation plans	10.2	11.5	12.4

Diluted combined average number of share units – used for diluted and underlying earnings per share	2,626.7	2,694.8	2,814.0

		€ million	€ million	€ million
Calculation of earnings	Notes	2019	2018 (Restated) (a)	2017 (Restated) (a)
Net profit		6,026	9,788	6,456
Non-controlling interests		(401)	(419)	(433)
Net profit attributable to shareholders’ equity – used for basic and diluted earnings per share		5,625	9,369	6,023
Post tax impact of non-underlying items	3	1,063	(3,024)	262
Underlying profit attributable to shareholders’ equity – used for underlying earnings per share		6,688	6,345	6,285

(a)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.